Long-Term Investments - Additional Information (Detail) In Millions, unless otherwise specified			12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ST-Ericsson AT SA [Member] USD ($)	Dec. 31, 2011 ST-Ericsson AT SA [Member] USD ($)	Feb. 03, 2009 ST-Ericsson AT SA [Member] USD ($)	Dec. 31, 2012 3Sun S.r.l. [Member] USD ($)	Dec. 31, 2012 3Sun S.r.l. [Member] EUR (€)	Dec. 31, 2011 3Sun S.r.l. [Member] USD ($)	Dec. 31, 2012 MicroOLED SAS [Member] USD ($)	Sep. 30, 2012 MicroOLED SAS [Member] USD ($)	Sep. 30, 2012 MicroOLED SAS [Member] Identification of Technology Intangibles [Member] USD ($)
Schedule of Equity Method Investments [Line Items]
Controlling share held by Ericsson					50.00%					39.60%
Equity-method investments	$ 106	$ 94	$ 9	$ 16	$ 99	$ 91		$ 78	$ 6	$ 7	$ 4
Impairment charges			4
Income (loss) on equity investments and gain on investment divestiture			7
Share holder loan						28
Possible future equity contributions							€ 14